Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 2,027	€ 2,656	€ 2,557
Deferred tax liabilities	(42)	(320)	(1,763)
Total deferred tax liabilities	(1,594)	(2,350)	(3,174)
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	1,162	885	344
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	621	314	506
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	152	166
Deferred revenues and costs IFRS 15 [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets		759	459
Deferred tax liabilities	(716)	(989)	(413)
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets		172	852
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	92	360	396
Deferred tax liabilities	(143)	(90)	(43)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (735)	€ (1,271)	(998)
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities			€ (1,720)